Share Capital - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Jun. 26, 2018	Jun. 16, 2018	Dec. 31, 2018	Dec. 31, 2017	Jul. 10, 2018	Apr. 25, 2018	Apr. 24, 2018	Feb. 27, 2018
Disclosure Of Classes Of Share Capital [Line Items]
Number of common shares in the authorized share capital			unlimited
Number of convertible preferred shares in the authorized share capital			unlimited
Number of shares issued and fully paid			273,177,244	147,947,874
Public offering of common shares	$ 38.00
Common stock shares sold	17,000,000
Net proceeds excluding over-allotment	$ 621,800
Purchase additional common shares	1,875,000
Conversion of preference share into common stock		$ 52.7085
Cancellation of preferred shares		$ 51,999,623,000
Number of common shares issued upon exercise of options			1,731,761	2,899,184
Cash consideration received upon exercise of options			$ 31,000	$ 16,600
Number of common shares issued upon settlement of equity-based awards			60,099
Number of common shares issued upon exercise of warrants			2,422,944
Number of warrants exercised			4,000,000
Number of outstanding warrants			0
Fair value of warrants measured using valuation technique			$ 14,700
Common shares issued upon voluntary conversion			8,013,887
Number of preferred shares convertible into common shares			152,698
Fair value of converted preferred shares			$ 114,900
Common shares issued upon voluntary conversion sold in equity offering			8,000,000
BetEasy
Disclosure Of Classes Of Share Capital [Line Items]
Number of common stock issued			3,115,344
Newly issued common shares consideration			$ 96,400				$ 96,400
Percentage of equity interests acquired			18.00%			80.00%	18.00%	62.00%
SBG
Disclosure Of Classes Of Share Capital [Line Items]
Number of common stock issued			37,934,054
Newly issued common shares consideration			$ 1,380,000
Percentage of equity interests acquired					100.00%
Chartwell
Disclosure Of Classes Of Share Capital [Line Items]
Cancellation of common stock related to acquisition			76,437
Black-Scholes Valuation Model
Disclosure Of Classes Of Share Capital [Line Items]
Fair value of options measured using valuation technique			$ 5,800	$ 5,300
Black-Scholes Valuation Model | Equity-based Award Settlement
Disclosure Of Classes Of Share Capital [Line Items]
Fair value of options measured using valuation technique			$ 1,200
Common Shares
Disclosure Of Classes Of Share Capital [Line Items]
Common stock shares sold	8,000,000
Net proceeds excluding over-allotment	$ 68,600
Purchase additional common shares	1,875,000
Issue of Common Shares in connection with market access agreement, shares			1,076,658
Issue of Common Shares in connection with market access agreement			$ 20,661
Common Shares | Eldorado Resorts Inc
Disclosure Of Classes Of Share Capital [Line Items]
Issue of Common Shares in connection with market access agreement, shares			1,076,658
Issue of Common Shares in connection with market access agreement			$ 20,700